Net interest income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Interest Income Disclosure [Line Items]
Interest income (expense)	€ (15,288)	€ (16,162)	€ (14,593)
ECB funding rate benefit on TLTRO III programme			314
Interest paid, TLTRO III	15,105	11,940	3,506
EU IAS 39 carve-out
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income	265	187	836
Without EU IAS 39 carve-out
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income	(609)
TLTRO III
Net Interest Income Disclosure [Line Items]
Interest paid, TLTRO III	€ 59	€ 557
Poland
Net Interest Income Disclosure [Line Items]
Interest income (expense)			€ (343)